Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Offsetting Financial Assets And Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	306,735	(55,781)	250,954	(198,633)	(39,927)	12,394	5,157	256,111
Reverse repurchase agreements and other similar secured lending[e]	677,255	(529,435)	147,820	—	(147,397)	423	2,414	150,234
Total assets	983,990	(585,216)	398,774	(198,633)	(187,324)	12,817	7,571	406,345
Derivative financial liabilities	(297,308)	54,241	(243,067)	198,633	27,930	(16,504)	(6,813)	(249,880)
Repurchase agreements and other similar secured borrowing[e]	(736,112)	529,435	(206,677)	—	206,677	—	(8,783)	(215,460)
Total liabilities	(1,033,420)	583,676	(449,744)	198,633	234,607	(16,504)	(15,596)	(465,340)

As at 31 December 2022
Derivative financial assets	374,848	(76,429)	298,419	(238,062)	(45,920)	14,437	4,557	302,976
Reverse repurchase agreements and other similar secured lending[e]	560,060	(397,439)	162,621	—	(161,992)	629	2,802	165,423
Total assets	934,908	(473,868)	461,040	(238,062)	(207,912)	15,066	7,359	468,399
Derivative financial liabilities	(360,242)	76,530	(283,712)	238,062	26,407	(19,243)	(5,494)	(289,206)
Repurchase agreements and other similar secured borrowing[e]	(573,332)	397,439	(175,893)	—	175,893	—	(9,244)	(185,137)
Total liabilities	(933,574)	473,969	(459,605)	238,062	202,300	(19,243)	(14,738)	(474,343)
Notes
aAmounts offset for derivative financial assets additionally includes cash collateral netted of £7,527m (2022: £15,199m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £9,067m (2022: £15,098m). Settlements assets and liabilities have been offset amounting to £29,297m (2022: £24,250m).
bFinancial collateral of £39,927m (2022: £45,920m) was received in respect of derivative assets, including £29,944m (2022: £34,496m) of cash collateral and £9,983m
(2022: £11,424m) of non-cash collateral. Financial collateral of £27,930m (2022: £26,407m) was placed in respect of derivative liabilities, including £24,212m (2022:
£24,990m) of cash collateral and £3,718m (2022: £1,417m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
cThis column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
dThe balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
eReverse repurchase agreements and other similar secured lending of £150,234m (2022: £165,423m) is split by fair value £149,131m (2022: £164,698m) and amortised cost £1,103m (2022: £725m). Repurchase agreements and other similar secured borrowing of £215,460m (2022: £185,137m) is split by fair value £186,906m (2022:
£173,172m) and amortised cost £28,554m (2022: £11,965m).

Disclosure of offsetting of financial liabilities

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	306,735	(55,781)	250,954	(198,633)	(39,927)	12,394	5,157	256,111
Reverse repurchase agreements and other similar secured lending[e]	677,255	(529,435)	147,820	—	(147,397)	423	2,414	150,234
Total assets	983,990	(585,216)	398,774	(198,633)	(187,324)	12,817	7,571	406,345
Derivative financial liabilities	(297,308)	54,241	(243,067)	198,633	27,930	(16,504)	(6,813)	(249,880)
Repurchase agreements and other similar secured borrowing[e]	(736,112)	529,435	(206,677)	—	206,677	—	(8,783)	(215,460)
Total liabilities	(1,033,420)	583,676	(449,744)	198,633	234,607	(16,504)	(15,596)	(465,340)

As at 31 December 2022
Derivative financial assets	374,848	(76,429)	298,419	(238,062)	(45,920)	14,437	4,557	302,976
Reverse repurchase agreements and other similar secured lending[e]	560,060	(397,439)	162,621	—	(161,992)	629	2,802	165,423
Total assets	934,908	(473,868)	461,040	(238,062)	(207,912)	15,066	7,359	468,399
Derivative financial liabilities	(360,242)	76,530	(283,712)	238,062	26,407	(19,243)	(5,494)	(289,206)
Repurchase agreements and other similar secured borrowing[e]	(573,332)	397,439	(175,893)	—	175,893	—	(9,244)	(185,137)
Total liabilities	(933,574)	473,969	(459,605)	238,062	202,300	(19,243)	(14,738)	(474,343)
Notes
aAmounts offset for derivative financial assets additionally includes cash collateral netted of £7,527m (2022: £15,199m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £9,067m (2022: £15,098m). Settlements assets and liabilities have been offset amounting to £29,297m (2022: £24,250m).
bFinancial collateral of £39,927m (2022: £45,920m) was received in respect of derivative assets, including £29,944m (2022: £34,496m) of cash collateral and £9,983m
(2022: £11,424m) of non-cash collateral. Financial collateral of £27,930m (2022: £26,407m) was placed in respect of derivative liabilities, including £24,212m (2022:
£24,990m) of cash collateral and £3,718m (2022: £1,417m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
cThis column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
dThe balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
eReverse repurchase agreements and other similar secured lending of £150,234m (2022: £165,423m) is split by fair value £149,131m (2022: £164,698m) and amortised cost £1,103m (2022: £725m). Repurchase agreements and other similar secured borrowing of £215,460m (2022: £185,137m) is split by fair value £186,906m (2022:
£173,172m) and amortised cost £28,554m (2022: £11,965m).